Income taxes (Details-Federal statutory rate and the effective income tax rate)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate					21.00%	21.00%
State income taxes (net of federal benefit)					0.50%	(0.11%)
Income passed through to Members					(19.27%)	(18.47%)
Permanent differences					0.00%	0.00%
Other					0.00%	0.00%
Effective income tax rate	(0.10%)	4.90%	(0.10%)	2.80%	2.23%	2.42%